Preferred Stock (Series A Preferred Stock) (Narrative) (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 15, 2016 $ / shares shares	Jun. 10, 2015 item	Dec. 31, 2016 USD ($) $ / shares item	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 30, 2005 shares
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares sold | shares					1,521,258
Preferred stock, shares outstanding | shares	803,270			803,270
Preferred stock, annual dividend rate			8.00%	8.00%
Preferred stock, liquidation preference per share | $ / shares			$ 10.00
Preferred stock, fixed annual amount of dividend per share | $ / shares			0.80
Preferred stock, redemption price | $ / shares	$ 10.00		$ 10.00
Dividends unpaid and accrued | $				$ 1,452
Dividends unpaid and accrued per share | $ / shares	$ 2.084940			$ 1.807
Change in value of preferred stock | $			$ 2,326
Change in net earnings available to common shareholders | $			$ 874
Number of voting classes		1
Number of directors shareholders are entitled to elect			2
Number of directors elected		2
Series A Preferred Stock And Series B Preferred Stock [Member]
Class of Stock [Line Items]
Number of voting classes		1
Number of directors elected		2